Property and Equipment	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2015 and 2014:

	2015	2014
Furniture and fixtures	$110	$110
Computers and software costs	382	359
Machinery and equipment	476	443
Leasehold improvements	4	5
Total property and equipment	972	917
Accumulated depreciation	(609)	(455)
Property and equipment, net	$363	$462

Depreciation expense for the years ended December 31, 2015 and 2014 was $159 and $312, respectively. There was no impairment on these assets for this two-year period. The Company retired approximately $5 of fully depreciated property and equipment in 2015.